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FUND PROFILE
July 8, 1998

THE STRONG AMERICAN UTILITIES FUND
THE STRONG ASSET ALLOCATION FUND
THE STRONG LIMITED RESOURCES FUND
THE STRONG TOTAL RETURN FUND

This profile summarizes key information about the Funds that is included in the Funds' prospectus. The Funds' prospectus includes additional information about the Funds, including a more detailed description of the risks associated with investing in the Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1-800-368-3863 or visiting our web site at www.strong-funds.com.

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STRONG FUNDS

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WHAT ARE THE FUNDS' GOALS?
The STRONG AMERICAN UTILITIES FUND seeks total return by investing for both income and capital growth.

The STRONG ASSET ALLOCATION FUND seeks high total return consistent with reasonable risk over the long term.

The STRONG LIMITED RESOURCES FUND seeks total return by investing for capital growth and income.

The STRONG TOTAL RETURN FUND seeks high total return by investing for capital growth and income.

WHAT ARE THE FUNDS' INVESTMENT STRATEGIES?
The AMERICAN UTILITIES FUND invests primarily in the stocks of U.S. public utility companies. These include companies that provide products and services related to electric power, communications, gas, and water. The Fund also invests in energy stocks. The Fund's managers may sell a holding if its prospects for growth and income decline.

The ASSET ALLOCATION FUND invests in a combination of stocks, bonds, and cash. Under normal conditions, about 60% of assets will be invested in stocks, 35% in bonds, and 5% in cash. The Fund's managers attempt to strike a balance between an investment's growth and income prospects, and its potential risks. The managers may sell a holding when they believe it no longer offers an attractive balance between risk and return.

The LIMITED RESOURCES FUND invests primarily in the stocks of companies involved in the exploration, development, production, or distribution of energy and other natural resources. It focuses on large- and medium-size companies that pay current dividends and whose earnings are expected to improve. Management may sell a stock from the portfolio when they believe it no longer has potential for earnings growth, or when it is otherwise unattractive.

The TOTAL RETURN FUND emphasizes stocks of large- and medium-size companies with steady or growing dividends. The managers seek to identify reasonably priced companies that have accelerating sales and earnings, enjoy a competitive advantage, and have effective management teams. The managers may choose to sell a stock if its fundamental qualities decline.

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. These reports discuss the market conditions and investment strategies that significantly affected the Funds' performance during the past fiscal year. You may obtain these reports at no cost by calling 1-800-368-3863.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?
GENERAL STOCK RISKS: The Funds' major risks are those of investing in the stock market. That means they may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values fluctuate, when you sell your investment you may receive more or less money than you originally invested.

MEDIUM-SIZE COMPANIES: These Funds may invest in the stocks of medium-size companies. Mid-size stocks are generally more volatile than stocks of large companies, but tend to be less volatile than those of small companies.

BOND RISKS: The ASSET ALLOCATION FUND maintains a significant position in bonds and, at times, the TOTAL RETURN FUND may also invest in bonds. To the extent they do so, the Funds are exposed to the risks of bond investing. The market value of a bond is affected by changes in interest rates-when interest rates rise, the market value of a bond declines. Generally, the longer a bond's maturity, the greater this risk. A bond's value can also be affected by changes in the credit rating or financial condition of its issuer.

HIGH-YIELD BONDS: The ASSET ALLOCATION FUND may invest in lower-quality, high-yield bonds. These securities involve greater risks, including the possibility that the issuer of the bond may not be able to make its payments of interest and principal.

FOREIGN SECURITIES: To a limited degree, the Funds may invest in foreign securities. Foreign investments involve additional risks, including currency fluctuations, political instability, differences in financial reporting standards, and less stringent regulation of securities markets.

CONCENTRATED PORTFOLIOS: As a nondiversified Fund, the AMERICAN UTILITIES FUND may take large positions in individual stocks. It also concentrates its investments in the utilities industry. The LIMITED RESOURCES FUND concentrates its assets in the energy and natural resources industries. As a result, the value of the shares of these Funds is likely to fluctuate more than those of a fund investing in a broader range of securities.

ACTIVE TRADING: The active, opportunistic stock-trading approach of the TOTAL RETURN FUND will increase the brokerage costs the Fund incurs. It may also increase the amount of capital gains tax you pay on the Fund's returns.

These Funds are appropriate for investors who have financial goals five years or more in the future, and who are comfortable with the risks described here. They are not appropriate for investors concerned primarily with principal stability.
                                                                 Continued..

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MAIN RISKS OF INVESTING IN THE FUNDS, CONTINUED..

The return information provided illustrates how the Funds' performance can vary, which is one indication of the risks of investing in the Funds. Please keep in mind that the Funds' past performance does not represent how they will perform in the future. Only Funds that have at least a full calendar year's returns appear below.

CALENDAR YEAR TOTAL RETURNS
[BAR GRAPH]


        AMERICAN    ASSET        TOTAL
        UTILITIES   ALLOCATION   RETURN
        FUND        FUND         FUND

------  ---------  --------  ---------
 1988    -          9.2%          15.6%
------  ---------  --------  ---------
1989     -         11.2%           2.6%
------  ---------  --------  ---------
1990     -          2.8%          -7.1%
------  ---------  --------  ---------
1991     -         19.6%          33.6%
------  ---------  --------  ---------
1992     -          3.2%           0.6%
------  ---------  --------  ---------
1993     -         14.5%          22.5%
------  ---------  --------  ---------
1994   -2.6%        -1.5%          -1.4%
------  ---------  --------  ---------
1995   40.0%        22.0%          27.0%
------  ---------  --------  ---------
1996    8.4%        10.5%          14.1%
------  ---------  --------  ---------
1997   27.6%        16.7%          24.2%
------  ---------  --------  ---------


 FOR THE FIRST QUARTER OF 1998, THE FUNDS' RETURNS WERE: AMERICAN UTILITIES, 9.3%; ASSET ALLOCATION, 9.6%; LIMITED RESOURCES, 2.3%; TOTAL RETURN 10.3%.

BEST AND WORST QUARTERLY PERFORMANCE
FUND NAME             BEST QUARTER RETURN   WORST QUARTER RETURN
--------------------  --------------------  ---------------------
American Utilities    12.2% (4th Q 1997)    -5.3% (1st Q 1994)
--------------------  --------------------  ---------------------
Asset Allocation      9.6% (1st Q 1998)     -2.1% (1st Q 1994)
--------------------  --------------------  ---------------------
Total Return          13.8% (2nd Q 1997)    -8.9% (4th Q 1989)
--------------------  --------------------  ---------------------


AVERAGE ANNUAL TOTAL RETURNS
As of 3-31-98
FUND/INDEX           1-YEAR      5-YEAR      10-YEAR
-------------------  ----------  ----------  ----------
American Utilities   39.75%         -           -
-------------------  ----------  ----------  ----------
Asset Allocation     28.57%       13.06%       11.28%
-------------------  ----------  ----------  ----------
Total Return         38.56%       17.30%       12.79%
-------------------  ----------  ----------  ----------
S&P 500              48.00%       22.40%       18.94%
-------------------  ----------  ----------  ----------

THE STANDARD & POOR'S 500 STOCK INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE MARKET FOR THE STOCKS OF LARGE-SIZED U.S. COMPANIES.

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WHAT ARE THE FUNDS' FEES AND EXPENSES?
This section describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
The Funds are 100% no-load, so you pay no fees to buy or sell shares. There also are no 12b-1 marketing fees.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) You do pay the costs of operating the Funds, which are deducted from the Funds' assets. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the amount of total return you receive. Because the LIMITED RESOURCES FUND began operations on September 30, 1997, in the chart below its expenses other than management fees are estimated.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

FUND                 MANAGEMENT FEES   OTHER EXPENSES    TOTAL EXPENSES
-------------------  ----------------  ----------------  ----------------
American Utilities   0.75%             0.38%             1.13%
-------------------  ----------------  ----------------  ----------------
Asset Allocation     0.80%             0.31%             1.11%
-------------------  ----------------  ----------------  ----------------
Limited Resources    1.00%             0.91%             1.91%
-------------------  ----------------  ----------------  ----------------
Total Return         0.80%             0.26%             1.06%
-------------------  ----------------  ----------------  ----------------

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


FUND               1 YEAR     3 YEARS    5 YEARS    10 YEARS
---------------  -----------  ---------  ---------  ---------
American Utilities $115       $359       $622       $1,375
---------------  -----------  ---------  ---------  ---------
Asset Allocation   $113       $353       $612       $1,352
---------------  -----------  ---------  ---------  ---------
Limited Resources  $194       $600       $1,032     $2,233
---------------  -----------  ---------  ---------  ---------
Total Return       $108       $337       $585       $1,294
---------------  -----------  ---------  ---------  ---------


WHO ARE THE FUNDS' INVESTMENT ADVISORS AND PORTFOLIO MANAGERS?
Strong Capital Management serves as the investment advisor for the Funds. W.H. Reaves & Co. is the investment subadvisor for the AMERICAN UTILITIES FUND. Scarborough Investment Advisers is the investment subadvisor for the LIMITED RESOURCES FUND.

William H. Reaves is senior co-manager of the AMERICAN UTILITIES FUND. He is president and chief investment officer at W.H. Reaves & Co., and has managed

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or co-managed the Fund since its inception. He has more than 40 years of experience in analyzing and investing in utilities. Mark D. Luftig, William A. Ferer, and Ronald J. Sorenson co-manage the Fund.

Rimas M. Milaitis, who joined the Advisor in December 1995, manages the stock portion of the ASSET ALLOCATION FUND. He has 11 years of investment experience. Before joining Strong, he was with Aon Advisors, where he managed conservative equity portfolios for four years. Bradley C. Tank co-manages the bond and cash portions of the Fund. He joined Strong as a portfolio manager in June 1990, and has 16 years of investment experience. Jeffrey A. Koch also co-manages the Fund's bond and cash portions. He joined Strong as a research analyst in June 1989, and has nine years of investment experience.

Mark A. Baskir manages the LIMITED RESOURCES FUND. He joined Scarborough Investment Advisers in February 1997. Previously, he was an investment advisor at Peckland Associates. From 1970 to 1996, he was a research analyst and portfolio manager at Neuberger & Berman.

Ronald C. Ognar co-manages the TOTAL RETURN FUND. He joined Strong as a portfolio manager in April 1993, and has 30 years of investment experience. Ian
J. Rogers has co-managed the Fund since October 1994. He joined Strong in August 1993 as an equity analyst. He previously worked for seven years as an equity analyst with Kemper Financial Securities.


HOW CAN I BUY FUND SHARES?
There are several ways you can open a new account in the Funds.

- BY MAIL: Complete and sign the application. Make your check or money order payable to Strong Funds. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you are a current Strong Funds shareholder and choose exchange privileges, you can exchange shares from one Strong account to open another.

You can also open an account in person or through a broker-dealer.

The minimum initial investment is $2,500 for a regular account ($250 for the ASSET ALLOCATION FUND), $500 for an Education IRA, and $250 for an IRA or transfer or gift to minor account. If you establish an Automatic Investment
Plan (not available for Education IRAs) of $50 or more per month, these minimums are waived. In all cases, the minimum for subsequent investments is $50. (For minimums on other retirement plans, call 1-800-368-2882.)

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HOW CAN I SELL FUND SHARES?
There are several ways you can redeem (sell) shares from the Fund.
- BY MAIL: You can write a letter of instruction, including your account number, the dollar amount or number of shares you wish to redeem, each owner's name, your street address, and the signature of each owner. Mail it to Strong Funds, P.O. Box 2936, Milwaukee, WI 53201.
- BY PHONE OR BY INTERNET: If you choose redemption privileges, you can sell shares by phone or through our web site.

You can also redeem shares in person, through a systematic withdrawal plan, or through a broker-dealer.

DO THE FUNDS PAY OUT DIVIDENDS OR CAPITAL GAINS? HOW ARE THEY TAXED?
The Funds may earn income from dividends on stocks and interest on bonds in their portfolios, and may realize capital gains from appreciation on their holdings. The Funds intend to declare income quarterly, and capital gains annually. Unless you elect otherwise, distributions of income and capital gains will be automatically reinvested in the Fund that paid them. These distributions are taxable regardless of whether you reinvest them or take them in cash.

Income is taxable at ordinary federal income tax rates. Capital-gains distributions are taxed at rates based on how long the assets were held by the Fund. After the end of each calendar year, Strong sends shareholders a statement of the Funds' income and capital gains distributions to assist in tax preparation.

WHAT SERVICES DOES STRONG FUNDS PROVIDE?
Strong offers you a variety of ways to get information, monitor your investments, and buy and sell shares.

- Personal service 24 hours a day, 7 days a week
- Automated telephone service
- Online transaction services
- Automatic investment plans
- Payroll direct deposit
- Automatic exchange services
- Systematic withdrawal plans
- Retirement plans for individuals and corporations

Strong representatives can tell you more about each of these services, and can also give you further information about buying and selling shares. Just call 1-800-368-3863 anytime, day or night.

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To order a free prospectus kit,
CALL 1-800-368-1030

To learn more about our funds,
discuss an existing account,
or conduct a transaction,
call 1-800-368-3863

If you are a
Financial Professional,
CALL 1-800-368-1683

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Strong On-Line
www.strong-funds.com

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STRONG FUNDS
P.O. Box 2936 Milwaukee, Wisconsin  53201
Strong Funds Distributors, Inc. 7860E98     CE2798P